Annual Total Returns[BarChart] - European Growth - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.07%)	21.08%	23.54%	(6.21%)	4.57%	(2.75%)	26.90%	(18.84%)	24.50%	(0.08%)